EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brazil
Allocation for plan assets
Fixed income	99.10%	98.00%
Others	0.90%	2.00%
Total	100.00%	100.00%
North America
Allocation for plan assets
Fixed income	46.60%	54.90%
Variable income	47.10%	42.20%
Others	6.30%	2.90%
Total	100.00%	100.00%
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	50.00%
Target allocation of debt securities (as a percent)	40.00%
Target allocation of alternative securities (as a percent)	10.00%